Segment Reporting	12 Months Ended
Dec. 31, 2018
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Segment Reporting

3 Segment Reporting

MorphoSys Group applies IFRS 8 “Operating Segments”. An operating segment is defined as a unit of an entity that engages in business activities from which it can earn revenues and incur expenses and whose operating results are regularly reviewed by the entity’s chief operating decision maker, the Management Board, and for which discrete financial information is available.

Segment information is provided for the Group’s operating segments based on the Group’s management and internal reporting structures. The segment results and segment assets include items that can be either directly attributed to the individual segment or allocated to the segments on a reasonable basis.

The Management Board evaluates a segment’s economic success using selected key figures so that all relevant income and expenses are included. EBIT, which the Company defines as earnings before finance income, finance expenses, impairment losses on financial assets and income taxes, is the key benchmark for measuring and evaluating the operating results. Refer to the table in Note 3.3 for a reconciliation of EBIT to Net income as well as to the table in Note 4.3 for a breakdown of finance income and expenses. Other key internal reporting figures include revenues, operating expenses, segment results and the liquidity position. The Group consists of the following operating segments.

3.1	PROPRIETARY DEVELOPMENT

The segment comprises all activities related to the proprietary development of therapeutic antibodies and peptides. Currently, this segment’s activities comprise a total of twelve antibodies and peptides, with MOR208 representing the Company’s most advanced proprietary clinical program. Also included are the antibody MOR202, which was partially out-licensed to I-Mab Biopharma and MOR106, which had been co-developed with Galapagos and was out-licensed to Novartis during the reporting year. Also included is the Company’s MOR103 program, which was out-licensed to GlaxoSmithKline (GSK) in 2013. The partially or completely out-licensed programs have been part of the Proprietary Development segment since the beginning of their development and will therefore continue to be reported in this segment. MorphoSys is also pursuing other early-stage proprietary development and co-development programs. These include the clinical program MOR107 (formerly LP2), which originated from the acquisition of Lanthio Pharma B.V. This program was evaluated in a phase 1 study in healthy volunteers and is currently undergoing preclinical studies for oncology indications. One other program is in preclinical development and another six programs are in drug discovery. The Proprietary Development segment also manages the development of proprietary technologies.

3.2	PARTNERED DISCOVERY

MorphoSys possesses one of the leading technologies for generating therapeutics based on human antibodies. The Group markets this technology commercially through its partnerships with numerous pharmaceutical and biotechnology companies. The Partnered Discovery segment encompasses all operating activities relating to these commercial agreements.

3.3	CROSS-SEGMENT DISCLOSURE

The information on segment assets is based on the assets’ respective locations.

For the Twelve-month Period Ended December 31	Proprietary Development			Partnered Discovery			Unallocated			Group
(in 000’s €)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
External Revenues	53,610	17,635	621	22,832	49,156	49,123	0	0	0	76,442	66,791	49,744
Operating Expenses	(107,019)	(99,106)	(78,515)	(9,516)	(18,906)	(18,113)	(19,969)	(15,835)	(13,212)	(136,504)	(133,847)	(109,840)
Segment Result	(53,409)	(81,471)	(77,894)	13,316	30,250	31,010	(19,969)	(15,835)	(13,212)	(60,062)	(67,056)	(60,096)
Other Income	159	157	327	0	0	0	1,486	963	382	1,645	1,120	709
Other Expenses	0	0	0	0	0	0	(689)	(1,671)	(554)	(689)	(1,671)	(554)
Segment EBIT	(53,250)	(81,314)	(77,567)	13,316	30,250	31,010	(19,172)	(16,543)	(13,384)	(59,106)	(67,607)	(59,941)
Finance Income										418	712	1,385
Finance Expenses										(754)	(1,895)	(1,308)
Impairment Losses on Financial Assets										(1,035)	0	0
Earnings before Taxes										(60,477)	(68,790)	(59,864)
Income Tax Benefit / (Expenses)										4,305	(1,036)	(519)
Net Loss										(56,172)	(69,826)	(60,383)
Current Assets	15,842	8,802	13,157	7,114	18,054	18,415	365,949	313,825	276,484	388,905	340,681	308,056
Non-current Assets	42,041	60,658	59,292	6,288	8,490	10,165	101,530	5,569	86,087	149,859	74,717	155,544
Total Segment Assets	57,883	69,460	72,449	13,402	26,544	28,580	467,479	319,394	362,571	538,764	415,398	463,600
Current Liabilities	32,167	33,008	20,948	1,471	4,083	2,512	12,285	10,610	14,842	45,923	47,701	38,302
Non-current Liabilities	3,291	7,072	6,930	158	1,045	2,165	1,019	909	743	4,468	9,026	9,838
Stockholders’ Equity	0	0	0	0	0	0	488,373	358,671	415,460	488,373	358,671	415,460

Total Segment Liabilities and Equity	35,458	40,080	27,878	1,629	5,128	4,677	501,677	370,190	431,045	538,764	415,398	463,600

Capital Expenditure	1,319	12,344	1,358	879	602	1,181	268	204	374	2,466	13,150	2,913
Depreciation and Amortization	1,903	1,555	1,272	1,429	2,075	2,117	418	400	375	3,750	4,030	3,764

The segment result is defined as a segment’s revenue less the segment’s operating expenses. The unallocated other operating expenses of € 20.0 million (2017: € 15.8 million; 2016: € 13.2 million) included primarily expenses for central administrative functions that are not allocated to one of the two segments. Finance income, finance expense and income tax are also not allocated to the segments as they are managed on a Group basis. In the 2018 financial year, impairments totaling € 19.2 million were recognized in the Proprietary Development segment (2017: impairments of € 9.9 million in the Proprietary Development segment; 2016: impairments of € 10.1million in the Proprietary Development segment).

The Group’s key customers are allocated to either the Proprietary Development or Partnered Discovery segments. As of December 31, 2018, the single most important customer represented accounts receivable with a carrying amount of € 5.9 million (December 31, 2017: € 5.1 million). The largest customer accounted for revenues in 2018 of € 49.5 million, the second largest for € 19.0 million and the third largest for € 3.9 million. The largest and third largest customers are allocated to the Proprietary Development segment and the second largest customer to the Partnered Discovery segment. In 2017, the largest customer accounted for € 36.9 million of the Group’s total revenue, the second largest € 16.8 million and the third largest € 6.7 million. The largest and third largest customers were allocated to the Partnered Discovery segment, and the second largest customer to the Proprietary Development segment. The top three of the Group’s customers that were all allocated to the Partnered Discovery segment accounted for € 42.1 million, € 2.5 million and € 2.5 million, respectively, of the total revenues in 2016.

The following overview shows the Group’s regional distribution of revenue.

in 000’ €	2018	2017	2016
Germany	309	851	1,621
Europe and Asia	56,784	57,229	43,046
USA and Canada	19,350	8,711	5,077

Total	76,443	66,791	49,744

The following overview shows the timing of the satisfaction of performance obligations in 2018.

in 000’ €	Proprietary Development	Partnered Discovery
At a Point in Time thereof performance obligations fulfilled in previous periods: € 0 in Proprietary Development and € 19.0 million in Partnered Discovery	53,610	22,268
Over Time	0	564

Total	53,610	22,832

A total of € 136.1 million (December 31, 2017: € 42.2 million) and € 13.7 million (December 31, 2017: € 32.6 million) of the Group’s non-current assets, excluding deferred tax assets, are located in Germany and the Netherlands, respectively. There are no non-current assets in the USA as of December 31, 2018. The Group’s total investments of € 2.4 million (December 31, 2017: € 13.1 million) were made in Germany, except for € 0.1 million (December 31, 2017: € 0.1 million), which were made in the Netherlands. In accordance with internal definitions, investments only included additions to property, plant and equipment as well as intangible assets which are not related to business combinations.